Contractual Commitments - Contractual Commitments - Additional Information (Detail) - USD ($)					12 Months Ended
	Dec. 12, 2023	Oct. 12, 2023	Oct. 10, 2023	Feb. 09, 2023	Dec. 31, 2023
Statement [Line Items]
Total Expenses untill the completion of Concessions					$ 3,241
Transportation concession percentage				24.80%
Uruguay [Member] | Exploration And Exploitation Period [Member]
Statement [Line Items]
Term of contract	30 years
Uruguay [Member] | Extension Of The Exploration And Exploitation Period [Member]
Statement [Line Items]
Term of extension	10 years
Palermo Aike [Member] | Extension Of The Exploration And Exploitation Period [Member] | El Campamento Este Block [Member]
Statement [Line Items]
Term of extension		4 years
Palermo Aike [Member] | Extension Of The Exploration And Exploitation Period [Member] | La Azucena Block [Member]
Statement [Line Items]
Term of contract			4 years